Note 7 - Obligations Under Capital Leases	24 Months Ended
Dec. 31, 2011
Debt and Capital Leases Disclosures [Text Block]
NOTE 7 – OBLIGATIONS UNDER CAPITAL LEASES

	December 31, 2011	December 31, 2010

Obligation under capital lease to acquire specific equipment in monthly payments of $1,326 including interest at 10% per annum, expiring in November 2013	$21,197	$42,023
Obligation under capital lease to acquire specific equipment in monthly payments of $7,212 including interest at 10% per annum, expiring in October 2013	156,359	182,936
	177,556	224,959
Less: current portion	(94,377)	(79,082)
	$83,179	$145,877

Minimum lease payments on capital lease obligations are as follows:

2012	$108,231
2013	87,303
195,534
Less: imputed interest	(17,978)

$177,556